Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia Small Cap Value Fund I - Class A | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund I - Class A | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class A | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class A | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class A | Kindercare Learning Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class A | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class A | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class A | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class A | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class A | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Small Cap Value Fund I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Small Cap Value Fund I - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Small Cap Value Fund I - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Small Cap Value Fund I - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Small Cap Value Fund I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund I - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Small Cap Value Fund I - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Small Cap Value Fund I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Small Cap Value Fund I - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Small Cap Value Fund I - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value Fund I - Advisor Class | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund I - Advisor Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Advisor Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Advisor Class | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Advisor Class | Kindercare Learning Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Advisor Class | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Advisor Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Advisor Class | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Advisor Class | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Advisor Class | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Small Cap Value Fund I - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Small Cap Value Fund I - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Small Cap Value Fund I - Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Small Cap Value Fund I - Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Small Cap Value Fund I - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund I - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Small Cap Value Fund I - Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Small Cap Value Fund I - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Small Cap Value Fund I - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Advisor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Small Cap Value Fund I - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value Fund I - Class C | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund I - Class C | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class C | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class C | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class C | Kindercare Learning Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class C | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class C | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class C | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class C | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class C | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Small Cap Value Fund I - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Small Cap Value Fund I - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Small Cap Value Fund I - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Small Cap Value Fund I - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Small Cap Value Fund I - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund I - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Small Cap Value Fund I - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Small Cap Value Fund I - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Small Cap Value Fund I - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Small Cap Value Fund I - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value Fund I - Institutional Class | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund I - Institutional Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Institutional Class | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Institutional Class | Kindercare Learning Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Institutional Class | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional Class | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional Class | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional Class | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Small Cap Value Fund I - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Small Cap Value Fund I - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Small Cap Value Fund I - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Small Cap Value Fund I - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Small Cap Value Fund I - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund I - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Small Cap Value Fund I - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Small Cap Value Fund I - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Small Cap Value Fund I - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Small Cap Value Fund I - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value Fund I - Institutional 2 Class | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund I - Institutional 2 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 2 Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Institutional 2 Class | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Institutional 2 Class | Kindercare Learning Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Institutional 2 Class | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional 2 Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional 2 Class | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional 2 Class | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional 2 Class | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Small Cap Value Fund I - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Small Cap Value Fund I - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Small Cap Value Fund I - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Small Cap Value Fund I - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Small Cap Value Fund I - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund I - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Small Cap Value Fund I - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Small Cap Value Fund I - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Small Cap Value Fund I - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Small Cap Value Fund I - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value Fund I - Institutional 3 Class | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund I - Institutional 3 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 3 Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Institutional 3 Class | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Institutional 3 Class | Kindercare Learning Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Institutional 3 Class | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional 3 Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional 3 Class | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional 3 Class | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional 3 Class | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Small Cap Value Fund I - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Small Cap Value Fund I - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Small Cap Value Fund I - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Small Cap Value Fund I - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Small Cap Value Fund I - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund I - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Small Cap Value Fund I - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Small Cap Value Fund I - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Small Cap Value Fund I - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Small Cap Value Fund I - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value Fund I - Class R | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund I - Class R | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class R | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class R | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class R | Kindercare Learning Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class R | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class R | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class R | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class R | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class R | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Small Cap Value Fund I - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Small Cap Value Fund I - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Small Cap Value Fund I - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Small Cap Value Fund I - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Small Cap Value Fund I - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund I - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Small Cap Value Fund I - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Small Cap Value Fund I - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Small Cap Value Fund I - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Small Cap Value Fund I - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value Fund I - Class S | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value Fund I - Class S | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class S | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class S | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class S | Kindercare Learning Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Small Cap Value Fund I - Class S | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class S | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class S | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class S | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class S | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Small Cap Value Fund I - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Small Cap Value Fund I - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Small Cap Value Fund I - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Small Cap Value Fund I - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Small Cap Value Fund I - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Small Cap Value Fund I - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Small Cap Value Fund I - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Small Cap Value Fund I - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Small Cap Value Fund I - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Columbia Small Cap Value Fund I - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%